OTHER NONCURRENT LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
OTHER NONCURRENT LIABILITIES
Pension liabilities			$ 546		$ 830
Other postretirement benefits			101		131
Environmental accruals	23		22		24
Restructuring and plant closing costs	58		58		12
Asset retirement obligations			28		28
Employee benefit accrual			38		34
Legal reserve			11		11
Other			134		87
Other noncurrent liabilities	$ 914	[1]	$ 938	[1],[2]	$ 1,157	[2]

[1]	At March 31, 2014 and December 31, 2013, respectively, $34 and $39 of cash and cash equivalents, $9 each of restricted cash, $47 and $41 of accounts and notes receivable (net), $64 and $54 of inventories, $4 and $3 of other current assets, $363 and $369 of property, plant and equipment (net), $16 and $17 of intangible assets (net), $30 and $28 of other noncurrent assets, $85 and $73 of accounts payable, $30 and $32 of accrued liabilities, $179 and $183 of current portion of debt, $59 and $64 of long-term debt, and $43 and $45 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."